Note 3. Going Concern (Details) (USD $)	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011
Going Concern Note [Abstract]
Retained Earnings (Accumulated Deficit)	$ 840,203	$ (281,556)	$ (72,113)